Revenue by Service and Geographical Location (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue by Type of Service
The revenue of the Partnership by type of service is as follows:

(in US$ millions)	2015	2014	2013
Storage and throughput fees	265.9	273.8	263.6
Excess throughput and ancillary fees	23.8	29.4	35.6
Total revenue	289.7	303.2	299.2

Schedule of Revenue Broken Down by Geographic Location	The revenue broken down by geographic location is as follows:

(in US$ millions)	2015	2014	2013
Inside Europe	144.9	167.3	162.8
Outside Europe	144.8	135.9	136.4
Total revenue	289.7	303.2	299.2